Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)
The following table summarizes the unaudited quarterly results of operations for the respective quarters:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2015
Operating revenues	$330.4	$355.2	$361.3	$349.5
Income from operations	$24.0	$13.7	$32.5	$24.9
Consolidated net loss	$(10.8)	$(8.5)	$(5.5)	$(8.8)
2014
Operating revenues	$321.3	$359.9	$368.1	$353.7
Income from operations	$8.3	$16.0	$25.8	$19.3
Consolidated net (loss) income (a)	$(19.3)	$(15.4)	$(6.5)	$24.1
 (a) In the fourth quarter of 2014, the Company recorded a loss on commodity futures contracts related to fuel of $27.3 in other income/(expense), net due to a decline in fuel prices in the fourth quarter of 2014 and recorded a valuation allowance release of $51.4 related to a legal entity restructuring project. Refer to Note 18 "Income Taxes" for further information.